UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS

OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-09102

iShares, Inc.

(Exact name of Registrant as specified in charter)

c/o: State Street Bank and Trust Company

1 Iron Street, Boston, MA 02210

(Address of principal executive offices) (Zip code)

The Corporation Trust Incorporated

351 West Camden Street, Baltimore, MD 21201

(Name and address of agent for service)

Registrant’s telephone number, including area code: (415) 670-2000

Date of fiscal year end: April 30, 2016

Date of reporting period: January 31, 2016

Item 1.	Schedules of Investments.

Schedule of Investments  (Unaudited)

iShares® Asia/Pacific Dividend ETF

January 31, 2016

Security	Shares	Value

COMMON STOCKS — 99.76%

AUSTRALIA — 53.84%
ALS Ltd.	338,895	$793,465
Amcor Ltd./Australia	57,904	544,747
AusNet Services	1,188,864	1,231,982
Australia & New Zealand Banking Group Ltd.	54,464	931,537
Bendigo & Adelaide Bank Ltd.	152,912	1,161,664
Commonwealth Bank of Australia	19,104	1,063,085
Mineral Resources Ltd.(a)	446,976	1,172,985
Monadelphous Group Ltd.(a)	568,014	2,503,119
National Australia Bank Ltd.	53,600	1,048,700
Suncorp Group Ltd.	154,352	1,267,591
Sydney Airport	231,312	1,076,610
Telstra Corp. Ltd.	282,864	1,126,472
Westpac Banking Corp.	48,880	1,066,647
WorleyParsons Ltd.	269,680	646,670

		15,635,274
HONG KONG — 15.82%
Giordano International Ltd.	3,968,000	1,580,501
Hang Seng Bank Ltd.	44,800	739,678
PCCW Ltd.	1,360,000	810,808
Sino Land Co. Ltd.	518,000	657,579
VTech Holdings Ltd.	80,500	805,740

		4,594,306
JAPAN — 6.70%
Accordia Golf Co. Ltd.	70,600	646,139
NTT DOCOMO Inc.	34,100	711,772
TonenGeneral Sekiyu KK	73,000	587,305

		1,945,216
NEW ZEALAND — 13.78%
Sky Network Television Ltd.	401,680	1,187,683
SKYCITY Entertainment Group Ltd.	438,352	1,324,476
Spark New Zealand Ltd.	684,784	1,488,666

		4,000,825
SINGAPORE — 9.62%
SATS Ltd.(a)	363,200	992,657
Singapore Post Ltd.(a)	443,200	415,704
Singapore Telecommunications Ltd.	270,400	666,833
StarHub Ltd.	302,482	718,323

		2,793,517

TOTAL COMMON STOCKS
(Cost: $40,356,500)		28,969,137

Security	Shares	Value

SHORT-TERM INVESTMENTS — 12.51%

MONEY MARKET FUNDS — 12.51%
BlackRock Cash Funds: Institutional, SL Agency Shares
0.45%(b)(c)(d)	3,437,328	$3,437,328
BlackRock Cash Funds: Prime, SL Agency Shares
0.43%(b)(c)(d)	180,909	180,909
BlackRock Cash Funds: Treasury, SL Agency Shares
0.24%(b)(c)	14,820	14,820

		3,633,057

TOTAL SHORT-TERM INVESTMENTS
(Cost: $3,633,057)		3,633,057

TOTAL INVESTMENTS IN SECURITIES — 112.27%		32,602,194
(Cost: $43,989,557)
Other Assets, Less Liabilities — (12.27)%		(3,564,300)

NET ASSETS — 100.00%		$29,037,895

(a)	All or a portion of this security represents a security on loan. See Note 1.
(b)	Affiliated issuer. See Note 2.
(c)	The rate quoted is the annualized seven-day yield of the fund at period end.
(d)	All or a portion of this security represents an investment of securities lending collateral. See Note 1.

See accompanying notes to schedules of investments.

Schedule of Investments  (Unaudited)

iSHARES® Emerging Markets Dividend ETF

January 31, 2016

Security	Shares	Value

COMMON STOCKS — 97.21%

BRAZIL — 11.23%
AES Tiete Energia SA	846,000	$2,763,488
Banco do Brasil SA	319,600	1,101,233
CCR SA	300,800	956,382
EcoRodovias Infraestrutura e Logistica SA	958,800	951,751
EDP — Energias do Brasil SA	1,015,200	3,061,095
Light SA	1,278,400	2,582,530
Tractebel Energia SA	150,400	1,266,195
Transmissora Alianca de Energia Eletrica SA Units	573,400	2,480,732

		15,163,406
CHILE — 2.58%
CAP SA	722,578	1,495,410
CorpBanca SA	106,348,968	809,258
Empresa Nacional de Telecomunicaciones SA	121,354	1,173,989

		3,478,657
CHINA — 14.09%
Agile Property Holdings Ltd.(a)	5,828,000	2,778,144
Anta Sports Products Ltd.(a)	564,000	1,352,235
China Shanshui Cement Group Ltd.(a)(b)	1,012,000	149,534
Dongyue Group Ltd.	2,256,000	429,005
Evergrande Real Estate Group Ltd.(a)	9,400,000	6,147,619
Guangzhou R&F Properties Co. Ltd. Class H	2,068,000	2,210,727
PetroChina Co. Ltd. Class H	1,128,000	688,437
Shenzhen Investment Ltd.	8,460,000	3,228,406
Shougang Fushan Resources Group Ltd.(a)	11,468,000	1,223,002
Zhejiang Expressway Co. Ltd. Class H	940,000	816,462

		19,023,571
COLOMBIA — 1.38%
Ecopetrol SA	1,626,048	508,425
Ecopetrol SA ADR	210,654	1,356,612

		1,865,037
CZECH REPUBLIC — 2.51%
CEZ AS	90,616	1,502,115
Komercni Banka AS	9,024	1,892,978

		3,395,093
INDIA — 0.50%
Reliance Industries Ltd. GDR(c)	22,090	669,327

		669,327
INDONESIA — 1.70%
AKR Corporindo Tbk PT	1,099,800	586,826
Indo Tambangraya Megah Tbk PT	3,280,600	1,145,531
Matahari Putra Prima Tbk PT	4,643,600	562,963

		2,295,320

Security	Shares	Value

MALAYSIA — 6.05%
Berjaya Sports Toto Bhd	1,864,913	$1,404,856
British American Tobacco Malaysia Bhd	75,200	1,047,913
Kuala Lumpur Kepong Bhd(a)	131,600	756,977
Malayan Banking Bhd(a)	780,200	1,611,099
PPB Group Bhd	141,000	562,643
Public Bank Bhd	178,600	790,912
Sime Darby Bhd	517,000	1,004,137
Telekom Malaysia Bhd	629,800	985,247

		8,163,784

MOROCCO — 0.95%
Maroc Telecom	109,980	1,281,283

		1,281,283

PHILIPPINES — 0.67%
Globe Telecom Inc.	23,030	900,901

		900,901

POLAND — 3.82%
KGHM Polska Miedz SA	47,658	671,231
Orange Polska SA	684,508	1,086,481
Powszechny Zaklad Ubezpieczen SA	189,128	1,498,181
Synthos SA	2,007,276	1,897,854

		5,153,747

RUSSIA — 3.43%
Gazprom Neft PAO ADR	188,658	1,831,869
Mobile TeleSystems PJSC	930,600	2,797,941

		4,629,810

SOUTH AFRICA — 6.59%
African Bank Investments Ltd.(a)(b)	2,216,313	1,394
Barloworld Ltd.	171,268	761,442
Exxaro Resources Ltd.(a)	183,864	701,921
Foschini Group Ltd. (The)	74,730	580,168
Grindrod Ltd.	475,076	295,802
Kumba Iron Ore Ltd.	408,618	893,820
Lewis Group Ltd.(a)	280,026	767,165
Nampak Ltd.	384,272	472,244
PPC Ltd.	1,452,770	1,195,109
RMB Holdings Ltd.	195,614	692,646
Tiger Brands Ltd.	30,926	565,926
Truworths International Ltd.	199,092	1,227,609
Woolworths Holdings Ltd./South Africa	126,430	743,472

		8,898,718

TAIWAN — 29.25%
A-DATA Technology Co. Ltd.	2,444,000	2,529,224
AmTRAN Technology Co. Ltd.	5,170,000	2,411,504
Asustek Computer Inc.	188,000	1,531,069
China Steel Corp.	1,128,388	599,099
Chong Hong Construction Co. Ltd.	1,692,462	2,226,155
Chunghwa Telecom Co. Ltd.	470,000	1,445,069
Dynapack International Technology Corp.	940,000	1,318,185
Far EasTone Telecommunications Co. Ltd.	658,000	1,355,968

Schedule of Investments  (Unaudited) (Continued)

iSHARES® EMERGING MARKETS DIVIDEND ETF

January 31, 2016

Security	Shares	Value
Farglory Land Development Co. Ltd.	1,128,263	$1,116,841
Formosa Plastics Corp.	376,840	864,740
Formosan Rubber Group Inc.	2,068,000	1,051,447
Gigabyte Technology Co. Ltd.	2,068,000	2,146,316
Highwealth Construction Corp.	404,500	401,012
Huaku Development Co. Ltd.	1,504,000	2,454,221
IEI Integration Corp.	1,692,000	2,040,297
Inventec Corp.	3,008,475	2,201,928
Lite-On Technology Corp.	1,786,915	1,870,666
Novatek Microelectronics Corp.	188,000	775,403
Oriental Union Chemical Corp.	1,598,000	953,887
Ruentex Development Co. Ltd.	1,880,143	2,258,709
Ruentex Industries Ltd.	1,128,000	1,992,927
Taiwan Mobile Co. Ltd.	470,000	1,408,414
TSRC Corp.	1,222,925	878,562
U-Ming Marine Transport Corp.	940,000	716,190
Wistron NeWeb Corp.	564,509	1,491,811
WPG Holdings Ltd.	1,504,000	1,454,938

		39,494,582
THAILAND — 7.56%
Advanced Info Service PCL NVDR	235,000	1,111,453
Charoen Pokphand Foods PCL NVDR	1,569,800	856,674
Intouch Holdings PCL NVDR(a)	742,600	1,168,999
Land & Houses PCL NVDR(a)	6,890,200	1,696,880
PTT Global Chemical PCL NVDR	1,222,000	1,838,173
Sansiri PCL NVDR(a)	31,367,866	1,325,557
Siam Cement PCL (The) NVDR	47,000	568,222
Thai Oil PCL NVDR	911,800	1,639,492

		10,205,450
TURKEY — 4.90%
Ford Otomotiv Sanayi AS	79,900	871,955
Tofas Turk Otomobil Fabrikasi AS	331,162	2,280,288
Turk Telekomunikasyon AS	874,388	1,595,302
Turk Traktor ve Ziraat Makineleri AS	76,516	1,875,576

		6,623,121

TOTAL COMMON STOCKS
(Cost: $200,401,845)		131,241,807

Security	Shares	Value
PREFERRED STOCKS — 2.47%

BRAZIL — 2.47%
Cia. Energetica de Minas Gerais	714,463	$1,050,485
Telefonica Brasil SA	131,600	1,138,042
Vale SA	639,200	1,151,325
		3,339,852

TOTAL PREFERRED STOCKS
(Cost: $9,126,600)		3,339,852

SHORT-TERM INVESTMENTS — 10.69%

MONEY MARKET FUNDS — 10.69%
BlackRock Cash Funds: Institutional, SL Agency Shares
0.45%(d)(e)(f)	13,624,621	13,624,621
BlackRock Cash Funds: Prime, SL Agency Shares
0.43%(d)(e)(f)	717,074	717,074
BlackRock Cash Funds: Treasury, SL Agency Shares
0.24%(d)(e)	85,836	85,836

		14,427,531

TOTAL SHORT-TERM INVESTMENTS
(Cost: $14,427,531)		14,427,531

TOTAL INVESTMENTS IN SECURITIES — 110.37%
(Cost: $223,955,976)		149,009,190
Other Assets, Less Liabilities — (10.37)%		(14,004,483)

NET ASSETS — 100.00%		$135,004,707

ADR  —  American Depositary Receipts

GDR  —  Global Depositary Receipts

NVDR  —  Non-Voting Depositary Receipts

(a)	All or a portion of this security represents a security on loan. See Note 1.
(b)	Non-income earning security.
(c)	This security may be resold to qualified institutional buyers under Rule 144A of the Securities Act of 1933.
(d)	Affiliated issuer. See Note 2.
(e)	The rate quoted is the annualized seven-day yield of the fund at period end.
(f)	All or a portion of this security represents an investment of securities lending collateral. See Note 1.

See accompanying notes to schedules of investments.

Notes to Schedules of Investments (Unaudited)

iSHARES®, INC.

iShares, Inc. (the “Company”) is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company. The Company was incorporated under the laws of the State of Maryland on September 1, 1994 pursuant to Articles of Incorporation as subsequently amended and restated.

These schedules of investments relate only to the following funds (each, a “Fund,” and collectively, the “Funds”):

iShares ETF
Asia/Pacific Dividend
Emerging Markets Dividend

1.	SIGNIFICANT ACCOUNTING POLICIES

SECURITY VALUATION

Each Fund’s investments are valued at fair value each day that the Fund’s listing exchange is open and, for financial reporting purposes, as of the report date should the reporting date end on a day that the Fund’s listing exchange is not open. Accounting principles generally accepted in the United States of America (“U.S. GAAP”) define fair value as the price a fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. The BlackRock Global Valuation Methodologies Committee (the “Global Valuation Committee”) provides oversight of the valuation of investments for the Funds. The investments of each Fund are valued pursuant to policies and procedures developed by the Global Valuation Committee and approved by the Board of Directors of the Company (the “Board”).

•	Equity investments traded on a recognized securities exchange are valued at that day’s last reported trade price or the official closing price, as applicable, on the exchange where the stock is primarily traded. Equity investments traded on a recognized exchange for which there were no sales on that day are valued at the last traded price.

Notes to Schedules of Investments (Unaudited) (Continued)

iSHARES®, INC.

•	Open-end U.S. mutual funds are valued at that day’s published net asset value (“NAV”).

In the event that application of these methods of valuation results in a price for an investment which is deemed not to be representative of the fair value of such investment or if a price is not available, the investment will be valued based upon other available factors deemed relevant by the Global Valuation Committee, in accordance with policies approved by the Board. These factors include but are not limited to (i) attributes specific to the investment; (ii) the principal market for the investment; (iii) the customary participants in the principal market for the investment; (iv) data assumptions by market participants for the investment, if reasonably available; (v) quoted prices for similar investments in active markets; and (vi) other factors, such as future cash flows, interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and/or default rates. Valuations based on such factors are reported to the Board on a quarterly basis.

The Global Valuation Committee employs various methods for calibrating valuation approaches for investments where an active market does not exist, including regular due diligence of the Company’s pricing vendors, a regular review of key inputs and assumptions, transactional back-testing or disposition analysis to compare unrealized gains and losses to realized gains and losses, reviews of missing or stale prices, reviews of large movements in market values, and reviews of market related activity.

Fair value pricing could result in a difference between the prices used to calculate a Fund’s NAV and the prices used by the Fund’s underlying index, which in turn could result in a difference between the Fund’s performance and the performance of the Fund’s underlying index.

Various inputs are used in determining the fair value of financial instruments. Inputs may be based on independent market data (“observable inputs”) or they may be internally developed (“unobservable inputs”). These inputs are categorized into a disclosure hierarchy consisting of three broad levels for financial reporting purposes. The level of a value determined for a financial instrument within the fair value hierarchy is based on the lowest level of any input that is significant to the fair value measurement in its entirety. The categorization of a value determined for a financial instrument within the hierarchy is based upon the pricing transparency of the instrument and is not necessarily an indication of the risk associated with investing in the instrument. The three levels of the fair value hierarchy are as follows:

•	Level 1 — Unadjusted quoted prices in active markets for identical assets or liabilities;

•	Level 2 — Inputs other than quoted prices included within Level 1 that are observable for the asset or liability either directly or indirectly, including quoted prices for similar assets or liabilities in active markets, quoted prices for identical or similar assets or liabilities in markets that are not considered to be active, inputs other than quoted prices that are observable for the asset or liability (such as exchange rates, financing terms, interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs; and

Notes to Schedules of Investments (Unaudited) (Continued)

iSHARES®, INC.

•	Level 3 — Unobservable inputs for the asset or liability, including the Global Valuation Committee’s assumptions used in determining the fair value of investments.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. In accordance with the Company’s policy, transfers between different levels of the fair value hierarchy are deemed to have occurred as of the beginning of the reporting period.

The following table summarizes the value of each of the Funds’ investments according to the fair value hierarchy as of January 31, 2016. The breakdown of each Fund’s investments into major categories is disclosed in its respective schedule of investments.

iShares ETF	Level 1	Level 2	Level 3	Total
Asia/Pacific Dividend
Investments:
Assets:
Common Stocks	$28,969,137	$—	$—	$28,969,137
Money Market Funds	3,633,057	—	—	3,633,057

Total	$32,602,194	$—	$—	$32,602,194

Emerging Markets Dividend
Investments:
Assets:
Common Stocks	$131,090,879	$—	$150,928	$131,241,807
Preferred Stocks	3,339,852	—	—	3,339,852
Money Market Funds	14,427,531	—	—	14,427,531

Total	$148,858,262	$—	$150,928	$149,009,190

FOREIGN CURRENCY TRANSLATION

The accounting records of the Funds are maintained in U.S. dollars. Foreign currencies, as well as investment securities and other assets and liabilities denominated in foreign currencies, are translated into U.S. dollars using exchange rates deemed appropriate by the investment adviser. Purchases and sales of securities, income receipts and expense payments are translated into U.S. dollars on the respective dates of such transactions.

Notes to Schedules of Investments  (Unaudited) (Continued)

iSHARES®, INC.

FEDERAL INCOME TAXES

As of January 31, 2016, gross unrealized appreciation and gross unrealized depreciation based on cost for federal income tax purposes were as follows:

iShares ETF	Tax Cost	Gross Unrealized Appreciation	Gross Unrealized Depreciation	Net Unrealized Appreciation (Depreciation)
Asia/Pacific Dividend	$45,232,268	$1,031,053	$(13,661,127)	$(12,630,074)
Emerging Markets Dividend	231,453,652	3,254,813	(85,699,275)	(82,444,462)

LOANS OF PORTFOLIO SECURITIES

Each Fund may lend its investment securities to approved borrowers, such as brokers, dealers and other financial institutions. The borrower pledges and maintains with the Fund collateral consisting of cash, an irrevocable letter of credit issued by a bank, or securities issued or guaranteed by the U.S. government. The initial collateral received by each Fund is required to have a value of at least 102% of the current value of the loaned securities for securities traded on U.S. exchanges and a value of at least 105% for all other securities. The collateral is maintained thereafter at a value equal to at least 100% of the current value of the securities on loan. The market value of the loaned securities is determined at the close of each business day of the Funds. Any additional required collateral is delivered to the Funds and any excess collateral is returned by the Funds on the next business day. During the term of the loan, each Fund is entitled to all distributions made on or in respect of the loaned securities. Loans of securities are terminable at any time and the borrower, after notice, is required to return borrowed securities within the standard time period for settlement of securities transactions.

Any cash received as collateral for securities on loan may be reinvested in certain short-term instruments either directly on behalf of a fund or through one or more joint accounts or money market funds, including those managed by BlackRock Fund Advisors (“BFA”), the Funds’ investment adviser, or its affiliates. As of January 31, 2016, any securities on loan were collateralized by cash. The cash collateral received was invested in money market funds managed by BFA and is disclosed in the schedules of investments.

The risks of securities lending include the risk that the borrower may not provide additional collateral when required or may not return the securities when due. To mitigate these risks, the Funds benefit from a borrower default indemnity provided by BlackRock, Inc. (“BlackRock”). BlackRock’s indemnity allows for full replacement of securities lent. Each Fund could suffer a loss if the value of the investments purchased with cash collateral falls below the value of the cash collateral received.

2.	TRANSACTIONS WITH AFFILIATES

Each Fund may invest its positive cash balances in certain money market funds managed by BFA, the Funds’ investment adviser, or an affiliate. BFA is a California corporation indirectly owned by BlackRock.

Item 2.	Controls and Procedures.

(a)	The President (the Registrant’s Principal Executive Officer) and Chief Financial Officer (the Registrant’s Principal Financial Officer) have concluded that, based on their evaluation as of a date within 90 days of the filing date of this report, the disclosure controls and procedures of the Registrant (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) are reasonably designed to achieve the purposes described in Section 4(a) of the certifications filed with this Form N-Q.

(b)	There were no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the Registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 3.	Exhibits.

(a)	Certifications of the President (the Registrant’s Principal Executive Officer) and Chief Financial Officer (the Registrant’s Principal Financial Officer) as required by Rule 30a-2(a) under the Investment Company Act of 1940 are filed with this Form N-Q as exhibits.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

iShares, Inc.

By:	/s/ Manish Mehta
Manish Mehta, President (Principal Executive Officer)

Date: March 30, 2016

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By:	/s/ Manish Mehta
Manish Mehta, President (Principal Executive Officer)

Date:	March 30, 2016

By:	/s/ Jack Gee
Jack Gee, Treasurer and Chief Financial Officer (Principal Financial Officer)

Date:	March 30, 2016